Shareholder Report, Holdings (Details) - Kingsbarn Tactical Bond ETF [Member]	May 31, 2025
iShares 0-3 Months Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.52%
iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.42%
iShares iBoxx $ Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.36%
iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.06%
iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
Ultra Short Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.52%
Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.42%
Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.36%
Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.06%
Inflation Protected [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%